                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 16th Floor
                               New York, New York 10281-1008

April 2, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

            Re:   Oppenheimer International Growth Fund (the "Registrant")
                  Reg. No. 333-00201; File No. 811-7489
                  EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No.17 to the  Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on March 29, 2007.

                                    Sincerely,

                                    /s/ Taylor V. Edwards
                                    ---------------------------------------
                                    Taylor V. Edwards
                                    Vice President & Assistant Counsel
                                    212-323-0310
                                    tedwards@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann